ACQUISITION OF 2734158 ONTARIO INC (Details Narrative) - CAD ($)			1 Months Ended	12 Months Ended
	Jan. 15, 2021	May 15, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Sep. 17, 2020	Aug. 15, 2020	Jul. 15, 2020	Jun. 15, 2020	Jun. 30, 2019
Statement [Line Items]
Issuance of common shares				$ 25,959
Non controlling interest of share holders				(66,535)	$ 368,091	$ (62,011)
Number of Common Shares
Statement [Line Items]
Percentage of ownership		50.10%
Subscription of common shares		$ 501,000
Total consideration		723,000					$ 305,267
Issuance of common shares		138,589						$ 85,233	$ 138,589	$ 138,589
Payment for common shares		$ 200,000						123,000	$ 200,000	$ 200,000
Total subcription price fully paid								$ 723,000
Additional shares of common shares							1,035,000
Total purchase price for the additional shares							305,267
Amount paid on closing							72,539
Payment of earlier retail license approval	$ 157,167
Payment of license	$ 36,269
Difference between the carrying value				139,095
Non controlling interest				166,172
Consideration paid was recognized				305,267
Closing amount paid by the company			$ 72,539
License paid			265,975
Outstanding amount				39,292
Dividends paid			450,000
Non controlling interest of share holders			177,975	34,737
Ontario paid dividends				$ 87,831
Payment on closing date			$ 72,539		$ 72,539		$ 72,539
Subscription of common stock		501,000
3,000,000 Common shares		138,589	93,151,074	109,502,853	93,151,074	65,948,832		85,233	138,589	138,589	40,786,228
Cash payment for acquisation		$ 200,000						$ 123,000	$ 200,000	$ 200,000
License Payment		157,167			$ 265,975
License Payment after three months		36,269
Subscription Price								$ 723,000
License Payment after nine months		$ 39,292
Outstanding additional shares amount			$ 39,292		$ 39,292
Dividends				$ 450,000
Dividends related to non-controlling interest shareholders				$ 177,975